Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

4. INVENTORIES, NET

Inventories, net are comprised of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Own-branded apparel products	5,388,735	3,708,942	477,482
Less: inventory provision	(68,536)	(92,121)	(11,859)
Total	5,320,199	3,616,821	465,623

Inventory write-down expense was HKD68,536 and HKD23,585 (approximately US$3,036) for the years ended December 31, 2023 and 2024, respectively.